Goodwill - Reconciliation of Goodwill (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	$ 140,940	$ 140,940
Goodwill ending balance	136,752	140,940
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	140,980	135,897
Effect of movements in foreign exchange	(3,696)	4,684
Disposals through the sale of subsidiaries	(514)
Acquisitions through business combinations	0	398
Reclassified as held for sale	(13)
Goodwill ending balance	136,757	140,980
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	(40)	(34)
Impairment losses	0	(6)
Disposals through the sale of subsidiaries	35
Goodwill ending balance	$ (5)	$ (40)